Acquisitions - Shenzhen Panying Asset Management Co., Ltd (Details) ¥ in Thousands, $ in Thousands	Sep. 29, 2019 CNY (¥)	Sep. 29, 2019 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 29, 2019 USD ($)
Acquired intangible assets:
--PRC private investment fund manager certificate			¥ 33,548	$ 4,999	¥ 24,225
--Related deferred tax liability			¥ 725	$ 108	¥ 649
Shenzhen Panying Asset Management Co., Ltd
Asset Acquisition [Line Items]
Total cash consideration paid	¥ 1,900	$ 268
Acquired intangible assets:
--PRC private investment fund manager certificate	2,533					$ 357
--Related deferred tax liability	633					$ 89
Total cash consideration paid	¥ 1,900	$ 268